         As filed with the Securities and Exchange
               Commission on December 27, 1999
                                                        File Nos.
                                                        333-90261
                                                        811-09687

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                   __________________________

                            FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                   Post-Effective Amendment No. 1

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 3

                 _______________________________

              ALLIANCE DISCIPLINED VALUE FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  _____________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York  10105
             (Name and address of agent for service)

                  Copies of communications to:
                       Thomas G. MacDonald
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

    It is proposed that this filing will become effective (check appropriate box)

     X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        EXPLANATORY NOTE

         This Post-Effective Amendment No. 1 to the Registration Statement of Alliance Disciplined Value Fund, Inc. hereby incorporates by reference all of the information set forth in Parts A and B of Pre-Effective Amendment No. 2 under the Securities Act of 1933 which was filed on December 16, 1999. The purpose of this Post-Effective Amendment is to file an additional exhibit to the Registration Statement.

                             PART C

                        OTHER INFORMATION

ITEM 23. Exhibits

    (a)  Articles of Incorporation - Incorporated by reference to
         Exhibit (a) to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange
         Commission on November 3, 1999.

    (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange
         Commission on November 3, 1999.

    (c)  Not applicable.

    (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit (d) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

         (2) Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December
              16, 1999.

         (3) Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (f)  Not applicable.

    (g)  Custodian Contract - Filed herewith.

    (h) (1) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

         (2) Expense Limitation Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (i) (1) Opinion and Consent of Seward & Kissel LLP - Incorporated by reference to Exhibit (i)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

         (2) Opinion and Consent of Venable, Baetjer and Howard, LLP - Incorporated by reference to Exhibit (i)(2) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (j) Consent of Independent Accountants - Incorporated by reference to Exhibit (j) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (k)  Not applicable.

    (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit
         (l) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

    (m)  Rule 12b-1 Plan - See Exhibit (e)(1).

    (n)  Not applicable.

    (o)  Rule 18f-3 Plan - Incorporated by reference to Exhibit
         (o) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-90261 and 811-09687), filed with the Securities and Exchange Commission on December 16, 1999.

         Other Exhibits - Powers of Attorney - Incorporated by reference to Other Exhibits to the Registrant's
         Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 9, 1999.

ITEM 24. Persons Controlled by or under Common Control with
         Registrant.

         None. The Registrant is a recently organized corporation and has no outstanding shares of common stock.

ITEM 25. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a) hereto, Article VII and Article VIII of Registrant's By-Laws, filed as Exhibit (b) hereto, and Section 10 of the proposed Distribution Services Agreement, filed as Exhibit (e)(1) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in
         Section 4 of the proposed Advisory Agreement, filed as Exhibit (d) hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on

         April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters.

    (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Environment Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance Health Care Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance Institutional Funds, Inc.
         Alliance Institutional Reserves, Inc.
         Alliance International Fund
         Alliance International Premier Growth Fund, Inc.
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Money Market Fund
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance Select Investor Series, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Variable Products Series Fund, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         The Alliance Fund, Inc.
         The Alliance Portfolios

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                            POSITIONS AND           POSITIONS AND
                            OFFICES WITH            OFFICES WITH
    NAME                    UNDERWRITER             REGISTRANT

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director                President,
                                                    Director

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,  Secretary
                            General Counsel and
                            Secretary

Richard A. Davies           Senior Vice President
                            and Managing Director

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Benji A. Baer               Senior Vice President

Karen J. Bullot             Senior Vice President

John R. Carl                Senior Vice President

James S. Comforti           Senior Vice President

James L. Cronin             Senior Vice President

Daniel J. Dart              Senior Vice President

Byron M. Davis              Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Bradley F. Hanson           Senior Vice President

George H. Keith             Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Daniel D. McGinley          Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Kevin A. Rowell             Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

William C. White            Senior Vice President

Nicholas K. Willett         Senior Vice President

Richard A. Winge            Senior Vice President

Gerard J. Friscia           Vice President and
                            Controller

Ricardo Arreola             Vice President

Kenneth F. Barkoff          Vice President

Charles M. Barrett          Vice President

Gregory P. Best             Vice President

Casimir F. Bolanowski       Vice President

Robert F. Brendli           Vice President

Christopher L. Butts        Vice President

Timothy W. Call             Vice President

Jonathan W. Cangalosi       Vice President

Kevin T. Cannon             Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

Russell R. Corby            Vice President

John W. Cronin              Vice President

William J. Crouch           Vice President

Robert J. Cruz              Vice President

Richard W. Dabney           Vice President

John F. Dolan               Vice President

Richard P. Dyson            Vice President

John C. Endahl              Vice President

John E. English             Vice President

Sohaila S. Farsheed         Vice President

Duff C. Ferguson            Vice President

Daniel J. Frank             Vice President

Shawn C. Gage               Vice President

Andrew L. Gangolf           Vice President and      Assistant
                             Assistant General      Secretary
                             Counsel

Alex G. Garcia              Vice President

Michael J. Germain          Vice President

Mark D. Gersten             Vice President          Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

John Grambone               Vice President

Charles M. Greenberg        Vice President

Alan Halfenger              Vice President

William B. Hanigan          Vice President

Michael S. Hart             Vice President

Timothy A. Hill             Vice President

Brian R. Hoegee             Vice President

George R. Hrabovsky         Vice President

Valerie J. Hugo             Vice President

Michael J. Hutten           Vice President

Scott Hutton                Vice President

Oscar J. Isoba              Vice President

Richard D. Keppler          Vice President

Richard D. Kozlowski        Vice President

Daniel W. Krause            Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Nicholas J. Lapi            Vice President

Henry Michael Lesmeister    Vice President

Eric L. Levinson            Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Jerry W. Lynn               Vice President

Michael F. Mahoney          Vice President

Shawn P. McClain            Vice President

David L. McGuire            Vice President

Jeffrey P. Mellas           Vice President

Michael V. Miller           Vice President

Thomas F. Monnerat          Vice President

Timothy S. Mulloy           Vice President

Joanna D. Murray            Vice President

Michael F. Nash, Jr.        Vice President

Nicole Nolan-Koester        Vice President

Daniel A. Notto             Vice President

Peter J. O'Brien            Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

Christopher W. Olson        Vice President

Richard J. Olszewski        Vice President

Catherine N. Peterson       Vice President

James J. Posch              Vice President

Domenick Pugliese           Vice President and      Assistant
                            Assistant General       Secretary
                            Counsel

Bruce W. Reitz              Vice President

Karen C. Satterberg         Vice President

John P. Schmidt             Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Scott C. Sipple             Vice President

Martine H. Stansbery, Jr.   Vice President

Vincent T. Strangio         Vice President

Andrew D. Strauss           Vice President

Michael J. Tobin            Vice President

Joseph T. Tocyloski         Vice President

Benjamin H. Travers         Vice President

David R. Turnbough          Vice President

Martha D. Volcker           Vice President

Patrick E. Walsh            Vice President

Mark E. Westmoreland        Vice President

David E. Willis             Vice President

Stephen P. Wood             Vice President

Emilie D. Wrapp             Vice President and
                            Assistant General
                            Counsel

Michael W. Alexander        Assistant Vice
                            President

Richard J. Appaluccio       Assistant Vice
                            President

Paul G. Bishop              Assistant Vice
                            President

Mark S. Burns               Assistant Vice
                            President

John M. Capeci              Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

John P. Chase               Assistant Vice
                            President

William P. Condon           Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Terri J. Daly               Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Faith C. Deutsch            Assistant Vice
                            President

Timothy J. Donegan          Assistant Vice
                            President

Adam E. Engelhardt          Assistant Vice
                            President

Michele Grossman            Assistant Vice
                            President

Theresa Iosca               Assistant Vice
                            President

Erik A. Jorgensen           Assistant Vice
                            President

Eric G. Kalender            Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Victor Kopelakis            Assistant Vice
                            President


Evamarie C. Lombardo        Assistant Vice
                            President

Kristine J. Luisi           Assistant Vice
                            President

Kathryn Austin Masters      Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Mark V. Spina               Assistant Vice
                            President

Gayle S. Stamer             Assistant Vice
                            President

Eileen Stauber              Assistant Vice
                            President

Margaret M. Tompkins        Assistant Vice
                            President

Marie R. Vogel              Assistant Vice          Assistant
                            President               Secretary

Wesley S. Williams          Assistant Vice
                            President

Matthew Witschel            Assistant Vice
                            President


David M. Wolf               Assistant Vice
                            President

Mark R. Manley              Assistant Secretary


    (c)  Not applicable.

ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of State Street Bank and Trust Company, the Registrant's custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 27th day of December, 1999.

                            Alliance Disciplined Value Fund, Inc.

                            /s/John D. Carifa
                            ________________________
                            John D. Carifa
                            Chairman


    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                   __________        ________

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   December 27, 1999
    ______________________     President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      December 27, 1999
    _____________________      and Chief
    Mark D. Gersten            Financial
                               Officer
(3) All of the Directors:

    John D. Carifa             William H. Foulk
    Ruth Block                 Dr. James M. Hester
    David H. Dievler           Clifford L. Michel
    John H. Dobkin             Donald J. Robinson

    /s/ Edmund P. Bergan, Jr.
    _________________________                 December 27, 1999
    Edmund P. Bergan, Jr.
    Attorney-in-Fact

                        Index To Exhibits


   (g)   Custodian Contract.

















































                              C-17
00250250.AF4